TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2021
TRADE AND OTHER PAYABLES
Trade and other paybles
	June 30, 2021	December 31, 2020
	$	$
Trade Payables	31,649	73,447
Accrued Liabilities	94,200	74,150

	125,849	147,597